Acquisitions - Narrative (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) entity	Mar. 31, 2022 USD ($) entity	Mar. 31, 2023 USD ($) entity	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) entity	Dec. 31, 2022 USD ($) agreement	Dec. 31, 2021 USD ($) entity agreement	Dec. 31, 2020 USD ($) entity
Business Acquisition [Line Items]
Number of immaterial businesses acquired in period | entity	4	4			24		30	21
Acquisition-related costs	$ 2,081,000	$ 4,540,000		$ 24,933,000			$ 11,318,000	$ 9,803,000
Contingent consideration							(31,616,000)
Goodwill expected to be deductible for tax purposes	36,853,000	80,455,000	$ 36,853,000	510,755,000	$ 510,755,000	$ 510,755,000	187,287,000	169,147,000
Trade receivables acquired in business combination gross contractual amount	4,164,000	11,412,000	4,164,000	54,332,000	54,332,000	54,332,000	36,645,000	13,854,000
Trade receivables acquired in business combination expected to be uncollectible amount	$ 282,000	$ 2,201,000	$ 282,000	4,636,000	$ 4,636,000	$ 4,636,000	$ 3,409,000	$ 95,000
Number of individually immaterial acquisitions			10		17	17
Number of immaterial businesses acquired in period | entity	4	4			24		30	21
Acquisition-related costs	$ 2,081,000	$ 4,540,000		24,933,000			$ 11,318,000	$ 9,803,000
Number of businesses acquired with contingent consideration | agreement							9
Contingent considerations							$ 31,616,000
Payment of contingent consideration recorded at acquisition date	$ 1,319,000	$ 3,571,000		16,911,000			$ 12,934,000	$ 12,566,000
Minimum [Member]
Business Acquisition [Line Items]
Contingent consideration payable period							1 year
Contingent consideration payable period							1 year
Maximum [Member]
Business Acquisition [Line Items]
Contingent consideration payable period							2 years
Contingent consideration payable period							2 years
Nine Acquired Businesses 2021 [Member]
Business Acquisition [Line Items]
Payment of contingent consideration recorded at acquisition date				$ 12,993,000
Measurement Input, Discount Rate [Member]
Business Acquisition [Line Items]
Business combination, contingent consideration, liability, measurement input							1.5
Contingent consideration measurement input							1.5